ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS (Details Textual) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended
	Dec. 31, 2012 CAD	Dec. 31, 2010 CAD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Prsc Land Developments Ltd [Member] CAD	Dec. 31, 2012 Snowflake Mill [Member] USD ($)	Dec. 31, 2008 Snowflake Mill [Member] USD ($)
Proceeds from Sale of Land Held-for-use	5.8	8.6
Payments for (Proceeds from) Investments				3.0
Assets Held-for-sale, Long Lived			13.5
Impairment Severances and Other Closure Costs Discontinued Operations Gross	19.7
Multiemployer Plans, Withdrawal Obligation					$ 11.7	$ 3.5